Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
October 31, 2025
MFL-NPRT3-1225
1.809072.122
Municipal Securities - 95.1%
	Principal Amount (a)	Value ($)
Massachusetts - 93.3%
Education - 14.9%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	485,169
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	766,258
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,033,729
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,000,000	1,024,769
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	840,985
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	1,013,491
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	707,114
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,925,000	1,937,460
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,112,302
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,510,007
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,066,858
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,296
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,684,538
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	988,004
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,387,421
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,047,786
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,146,196
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	746,622
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,199,425
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,926,867
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	421,174
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,758,677
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	838,421
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	747,859
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,238,132
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2034	700,000	798,768
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2035	650,000	736,193
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2036	675,000	760,122
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2037	725,000	809,690
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2038	760,000	843,371
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,210,475
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2040	850,000	930,659
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2042	950,000	1,020,494
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,552,616
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	495,663
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	534,078
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	532,574
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	554,451
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,309,684
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	7,303,850
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,303,368
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,828,588
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,761,454
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,032,723
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,429,119
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,570,304
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,210,735
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,848,477
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2043	4,445,000	4,335,668
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2026 (b)	8,350,000	8,367,011
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (b)	1,000,000	1,002,885
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (b)	3,935,000	3,976,292
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (b)	10,240,000	10,487,368
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (b)	2,325,000	2,414,189
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (b)	2,430,000	2,455,499
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,000,000	1,038,361
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (b)	4,035,000	4,232,894
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (b)	2,000,000	2,076,721
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (b)	1,950,000	2,045,636
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (b)	1,950,000	2,073,132
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (b)	10,000,000	10,587,332
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (b)	6,515,000	7,006,464
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (b)	5,000,000	5,381,987
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (b)	6,500,000	7,045,280
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (b)	1,950,000	1,997,106
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (b)	1,850,000	1,920,967
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (b)	1,825,000	1,914,506
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (b)	1,125,000	1,189,097
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (b)	1,500,000	1,613,154
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (b)	1,000,000	1,075,436
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (b)	2,500,000	2,701,779
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (b)	2,280,000	2,367,462
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (b)	2,250,000	2,360,350
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (b)	2,230,000	2,382,682
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (d)	6,080,000	5,657,437
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	871,454
Massachusetts St College Bldg 4% 5/1/2036	600,000	627,994
Massachusetts St College Bldg 4% 5/1/2038	750,000	774,519
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	1,015,091
Massachusetts St College Bldg 4% 5/1/2041	625,000	629,574
Massachusetts St College Bldg 4% 5/1/2042	550,000	550,284
Massachusetts St College Bldg 5% 5/1/2032	600,000	690,693
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,182,595
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,035,996
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,790,418
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,521,948
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,025,076
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 3.1% 10/1/2042, LOC TD Bank NA VRDN (e)	6,610,000	6,610,001
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,076
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,043,323
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	830,000	791,885
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	481,491
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	379,265
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	318,145
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2029	1,640,000	1,653,706
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2032	1,905,000	1,919,219
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	161,386
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	602,807
Massachusetts St Dev Fin Agy Rev (Olin College Proj.) Series 2013E, 4% 11/1/2043	845,000	816,309
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,152,598
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,110,624
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,211,327
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,251,186
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,244,907
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	475,421
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,115,808
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,373,104
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,015,577
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2034	1,425,000	1,436,509
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2035	1,495,000	1,505,881
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,472,902
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,621,436
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2032	1,665,000	1,707,252
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,786,646
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,875,450
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,019,582
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,017,075
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	850,725
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (c)	1,000,000	990,197
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,649,800
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,516,347
Massachusetts St Dev Fin Agy Rv (Middlesex School Proj.) Series 2024, 5% 7/1/2034	1,250,000	1,455,207
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 3.6% 7/1/2031 VRDN (e)	2,460,000	2,460,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,137,961
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,614,281
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,386,949
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,163,572
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	856,660
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	4,124,054
		258,821,004
Electric Utilities - 0.1%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	938,042
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	724,688
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	497,868
		2,160,598
Escrowed/Pre-Refunded - 0.1%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (d)	1,700,000	1,579,128
General Obligations - 33.7%
Acton & Boxborough MA Rgl Sch Dst 2.25% 3/1/2045	450,000	316,213
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,483,641
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,106,800
Andover MA Gen. Oblig. 2.125% 11/15/2050	1,030,000	637,175
Andover MA Gen. Oblig. Series 2020, 2% 11/15/2045	1,030,000	676,907
Ashland MA Gen. Oblig. Series 2021, 2% 1/15/2046	655,000	424,017
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,761,481
Attleboro Mass 3% 10/15/2036	2,630,000	2,500,003
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	1,969,330
Boston Mass Gen. Oblig. Series 2017A, 3% 4/1/2028	4,250,000	4,264,522
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2032	4,765,000	5,499,958
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2033	4,000,000	4,683,191
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2034	5,345,000	6,282,658
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2035	6,070,000	7,087,958
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2039	12,640,000	14,326,258
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2040	5,000,000	5,592,846
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,728,088
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	333,253
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,957,491
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,254,091
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,291,779
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,242,065
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	3,166,954
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	3,096,247
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	3,028,418
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	2,970,218
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,917,109
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,875,842
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2045	1,780,000	1,393,111
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2048	1,935,000	1,459,380
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,116,037
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,235,064
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2037	690,000	807,043
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2038	940,000	1,089,280
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2035	1,125,000	978,174
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2036	1,125,000	952,853
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2037	1,125,000	927,191
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,718,677
Essex Mass Gen. Oblig. 2.75% 3/1/2047	1,190,000	883,923
Essex Mass Gen. Oblig. 2.75% 3/1/2050	1,170,000	838,001
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	911,636
Fall River MA Series 2020, 2% 12/1/2032	500,000	458,402
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,508,406
Ipswich MA Gen. Oblig. 2% 10/1/2036	420,000	347,634
Ipswich MA Gen. Oblig. 2% 10/1/2038	450,000	351,773
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	1,068,717
Ludlow Mass Series 2019, 3% 2/1/2049	1,945,000	1,461,246
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,591,128
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,210,721
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,826,043
Massachusetts St Gen. Oblig. 5% 11/1/2052	32,445,000	33,700,819
Massachusetts St Gen. Oblig. 5% 4/1/2038	3,495,000	4,026,210
Massachusetts St Gen. Oblig. 5% 4/1/2039	2,000,000	2,284,661
Massachusetts St Gen. Oblig. 5% 4/1/2040	1,500,000	1,688,418
Massachusetts St Gen. Oblig. 5% 4/1/2041	4,000,000	4,456,179
Massachusetts St Gen. Oblig. 5% 7/1/2037	1,000,000	1,163,804
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,242,090
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,786,896
Massachusetts St Gen. Oblig. 5.5% 8/1/2030	2,000,000	2,239,627
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	2,050,000	1,667,401
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	2,825,000	2,233,878
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,260,256
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,835,658
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,822,046
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	2,962,680
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,948,463
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	3,136,874
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,544,866
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	3,998,752
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	11,025,000	11,392,775
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	24,188,262
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,538,542
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,865,489
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,826,499
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	2,041,458
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	16,613,848
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,326,903
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2038	3,935,000	3,179,986
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	3,465,000	2,724,033
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,280,373
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,795,275
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	51,841,160
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,846,659
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	29,585,254
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,826,114
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,413,221
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,724,623
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	22,025,573
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	39,082,711
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	9,123,322
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,927,062
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,615,442
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,265,000	1,427,860
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	369,241
Middleborough MA Series 2020, 2.125% 10/1/2045	4,420,000	2,939,000
Nauset MA Reg Sch Dist 4% 5/15/2040	4,190,000	4,246,557
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	545,121
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2042	2,095,000	1,870,183
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2043	2,165,000	1,892,920
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2044	2,235,000	1,921,319
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2045	2,310,000	1,965,248
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	974,774
Pentucket MA Regl Sch Dist 3% 9/1/2043	1,710,000	1,427,010
Plymouth MA Gen. Oblig. Series 2021, 2% 5/1/2037	640,000	507,083
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	430,022
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	536,058
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	140,521
Somerville MA Gen. Oblig. Series 2018 B, 3.375% 6/1/2043	250,000	216,250
South Hadley Mass Gen. Oblig. 2% 1/15/2037	350,000	288,077
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	973,449
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,833,190
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	2,015,272
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,099,296
Westport Mass 2% 11/1/2040	1,890,000	1,418,883
Westport Mass 2.125% 11/1/2041	1,925,000	1,425,741
Westport Mass 2.125% 11/1/2042	1,970,000	1,419,283
Westport Mass 2.25% 11/1/2043	2,010,000	1,433,854
Westport Mass 2.25% 11/1/2044	2,055,000	1,437,713
Westport Mass 2.25% 11/1/2045	2,100,000	1,440,705
Westport Mass 2.25% 11/1/2047	4,345,000	2,872,392
Westport Mass 2.375% 11/1/2049	3,745,000	2,470,700
Weymouth Mass 2% 9/15/2045	3,000,000	1,953,446
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,236,981
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	4,990,535
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,404,872
		585,516,671
Health Care - 9.2%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	5,000,000	4,997,848
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,265,186
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,130,223
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,258,363
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2036	950,000	1,001,156
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 3.1% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (e)	1,000,000	1,000,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,151,272
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,138,178
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,297,250
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,118,237
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	366,796
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	243,642
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	601,487
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,415,570
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	511,358
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,364,819
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,721,504
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,815,000	2,493,778
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,390,970
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,389,368
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,054,315
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,355,917
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	3,510,000	2,776,125
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,286,988
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,485,699
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,009,857
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,018,046
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	50,000	49,211
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,029,977
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	781,211
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (c)	500,000	499,396
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (c)	350,000	349,671
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (c)	1,250,000	1,242,881
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (c)	6,000,000	5,564,657
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,693,755
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,419,803
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,520,471
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,975,576
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,895,000	6,744,110
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,109,505
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,050,436
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	14,704,434
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,327
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,928,402
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	2,210,000	2,231,887
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,162,271
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,283,348
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,022,924
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,344,890
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,023,053
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,416,366
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,719,488
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2036	3,000,000	3,025,934
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,956,492
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,170,622
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5% 3/1/2034	4,230,000	4,930,470
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2043	5,900,000	6,242,403
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2044	7,500,000	7,877,106
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (e)	12,500,000	13,580,864
		159,796,893
Housing - 2.2%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,820,216
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2025	150,000	150,228
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	127,883
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	193,060
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	244,163
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	101,199
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	103,268
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	78,866
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	106,839
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	1,078,299
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 222, 2.3% 12/1/2041	2,450,000	1,879,753
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,305,000	1,349,289
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	8,055,000	8,100,510
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,269,242
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	799,340
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	496,146
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,510,000	1,503,989
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,575,000	2,573,539
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 183, 3.5% 12/1/2046	105,000	104,961
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 188, 4% 6/1/2043 (b)	380,000	379,891
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	1,025,000	1,028,857
		39,489,538
Other - 1.8%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,531,959
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,590,801
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,540,679
Massachusetts St Dev Fin Agy Rev (Sterling And Francine Clark Art Institute Proj.) Series 2016, 4% 7/1/2041	865,000	842,669
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (d)	1,745,000	1,161,204
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (d)	3,200,000	1,909,091
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (d)	5,000,000	2,773,260
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (d)	5,000,000	2,607,104
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (d)	5,000,000	2,445,533
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 3.95% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (e)	5,040,000	5,040,000
		31,442,300
Special Tax - 14.5%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (d)	9,275,000	7,486,595
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,520,147
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,294,599
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,841,824
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,666,396
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,855,338
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,310,265
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,195,905
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,521,949
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,438,692
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	17,180,212
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,832,374
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	17,000,000	18,916,279
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured)	14,770,000	16,933,279
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	15,059,184
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	14,600,000	14,948,576
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,682,778
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,099,764
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,155,926
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,185,953
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	16,138,090
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	2,615,000	2,706,023
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,619,193
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,426,650
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,729,423
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,249,791
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	16,195,082
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	21,278,014
		252,468,301
Synthetics - 0.7%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 020, 3.9% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (e)(f)	7,500,000	7,500,000
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 3.9% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (e)(f)	5,345,000	5,345,000
		12,845,000
Transportation - 11.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,116,057
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (b)	9,250,000	8,532,195
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (b)	1,500,000	1,575,909
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (b)	1,250,000	1,334,373
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (b)	500,000	533,087
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (b)	1,000,000	1,063,842
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (b)	1,250,000	1,325,928
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (b)	5,620,000	5,675,893
Massachusetts St Port Auth Rev 5% 7/1/2033 (b)	3,440,000	3,755,878
Massachusetts St Port Auth Rev 5% 7/1/2035 (b)	1,475,000	1,594,598
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	4,000,000	4,190,144
Massachusetts St Port Auth Rev 5% 7/1/2041 (b)	1,940,000	2,018,693
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	16,165,000	16,405,857
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (b)	1,280,000	1,315,460
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (b)	1,095,000	1,124,268
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (b)	1,370,000	1,404,675
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (b)	1,250,000	1,280,306
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (b)	2,000,000	2,042,004
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (b)	1,720,000	1,754,227
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (b)	4,540,000	4,567,750
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (b)	725,000	771,260
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (b)	4,085,000	4,329,383
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	5,605,000	5,923,021
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (b)	5,000,000	5,263,850
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (b)	1,995,000	2,092,006
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (b)	1,100,000	1,149,067
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (b)	4,450,000	4,590,614
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,124,280
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (b)	3,500,000	3,722,126
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (b)	2,700,000	2,867,799
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (b)	11,275,000	11,735,285
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (b)	5,000,000	5,184,587
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (b)	2,500,000	2,526,287
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,318,811
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,217,149
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,121,998
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,312,297
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	5,932,115
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (b)	2,630,000	2,897,596
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (b)	2,450,000	2,666,566
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (b)	1,460,000	1,562,493
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (b)	2,780,000	2,949,218
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (b)	1,325,000	1,398,575
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,008,970
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,217,702
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	12,700,000	11,951,844
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	33,195,000	30,356,011
		193,802,054
Water & Sewer - 4.9%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,542
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,880,674
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,566,824
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,387,707
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	14,037,458
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,135,910
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,424,057
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,104,728
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,822,723
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,135,467
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,833,638
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,127,582
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,232,306
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,105,098
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,971,027
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,255,165
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	5,056,174
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,635,545
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,095,045
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,174,462
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,624,249
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,328,053
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,777,975
		85,152,409
TOTAL MASSACHUSETTS		1,623,073,896
Puerto Rico - 1.3%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	5,238,348	3,778,715
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,055,767
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	5,017,388
		10,851,870
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,632,439
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	5,010,000	4,097,138
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,525,000	3,644,105
TOTAL PUERTO RICO		23,225,552
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	930,000	1,021,562
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	2,185,000	2,441,992
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,235,000	1,369,221
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	2,645,000	2,921,580
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	980,000	1,075,327
		8,829,682
TOTAL VIRGIN ISLANDS		8,829,682
TOTAL MUNICIPAL SECURITIES (Cost $1,686,857,144)		1,655,129,130

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $64,458,549)	3.44	64,445,660	64,458,549

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,751,315,693)	1,719,587,679
NET OTHER ASSETS (LIABILITIES) - 1.2%	21,200,924
NET ASSETS - 100.0%	1,740,788,603

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,288,755 or 1.0% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	126,856,774	192,485,295	254,883,520	1,844,158	-	-	64,458,549	64,445,660	2.1%
Total	126,856,774	192,485,295	254,883,520	1,844,158	-	-	64,458,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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